Fidelity® Money Market
Central Fund

Annual Report

September 30, 2000

1.743123.100

Investments September 30, 2000

Showing Percentage of Net Assets

Certificates of Deposit - 16.8%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
London Branch, Eurodollar, Foreign Banks - 8.6%
Barclays Bank PLC
11/6/00	6.58%	$ 10,000,000	$ 10,000,000
Bayerische Hypo-und Vereinsbank AG
2/26/01	6.74	25,000,000	25,000,000
Societe Generale
12/1/00	6.57	5,000,000	5,000,000
Westdeutsche Landesbank Girozentrale
2/28/01	6.75	25,000,000	25,000,000
3/12/01	6.70	10,000,000	9,999,565
			74,999,565
New York Branch, Yankee Dollar, Foreign Banks - 8.2%
Canadian Imperial Bank of Commerce
11/27/00	6.69	42,350,000	42,366,179
Commerzbank AG
3/23/01	6.75	10,000,000	10,000,000
Societe Generale
10/23/00	6.54 (a)	5,000,000	4,997,568
Toronto Dominion Bank
10/18/00	6.55	15,000,000	15,000,098
			72,363,845
TOTAL CERTIFICATES OF DEPOSIT			147,363,410
Commercial Paper - 64.2%

Aegon Funding Corp.
10/2/00	6.72	40,000,000	39,992,533
Amsterdam Funding Corp.
10/24/00	6.56	20,000,000	19,916,689
Aspen Funding Corp.
10/2/00	6.75	5,147,000	5,146,035
11/2/00	6.57	20,000,000	19,884,178
Associates Corp. of North America
2/16/01	6.70	5,000,000	4,874,842
AT&T Corp.
2/22/01	6.70	10,000,000	9,740,000
3/26/01	6.70	10,000,000	9,683,689
Bank of Scotland Treasury Services PLC
11/27/00	6.60	40,000,000	39,999,925
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Bear Stearns Companies, Inc.
12/11/00	6.62%	$ 10,000,000	$ 9,871,806
Centric Capital Corp.
11/20/00	6.62	13,000,000	12,882,458
11/27/00	6.62	6,126,000	6,062,856
ConAgra, Inc.
10/25/00	6.69	5,000,000	4,977,833
Corporate Receivables Corp.
12/19/00	6.64	25,000,000	24,643,403
Daimler-Chrysler North America Holding Corp.
11/7/00	6.68	41,650,000	41,369,615
Dominion Resources, Inc.
10/13/00	6.77	5,000,000	4,988,767
Dresdner Bank AG
11/27/00	6.60	10,000,000	10,000,000
Enterprise Funding Corp.
11/17/00	6.57	5,000,000	4,957,569
Falcon Asset Securitization Corp.
10/2/00	6.80	17,165,000	17,161,758
10/13/00	6.57	5,000,000	4,989,158
10/16/00	6.57	14,450,000	14,410,834
Fortis Funding LLC
12/12/00	6.59	5,823,000	5,747,534
General Electric Capital Corp.
12/18/00	6.57	5,000,000	4,930,017
2/9/01	6.73	25,000,000	24,405,951
General Motors Acceptance Corp.
3/2/01	6.72	10,000,000	9,725,556
ING America Insurance Holdings, Inc.
11/9/00	6.68	42,350,000	42,049,491
Kitty Hawk Funding Corp.
12/7/00	6.62	10,275,000	10,150,701
Montauk Funding Corp.
10/25/00	6.59	40,000,000	39,826,267
Newport Funding Corp.
10/17/00	6.56	10,000,000	9,971,022
Preferred Receivables Funding Corp.
11/7/00	6.59	8,000,000	7,946,227
Societe Generale NA
2/28/01	6.72	15,000,000	14,594,063
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Southern Co.
10/13/00	6.61%	$ 10,000,000	$ 9,978,100
Tyco International Group SA
10/26/00	6.77	5,000,000	4,976,667
Variable Funding Capital Corp.
12/14/00	6.63	25,000,000	24,665,972
Windmill Funding Corp.
10/16/00	6.55	12,873,000	12,838,028
10/26/00	6.55	30,000,000	29,864,375
WorldCom, Inc.
10/26/00	6.71	5,000,000	4,976,910
TOTAL COMMERCIAL PAPER			562,200,829
Bank Notes - 5.7%

Bank of America NA
11/2/00	6.63	10,000,000	10,000,000
Bank One NA, Chicago
10/2/00	6.63 (a)	15,000,000	14,997,180
10/2/00	6.81 (a)	25,000,000	25,024,932
TOTAL BANK NOTES			50,022,112
Medium-Term Notes - 9.4%

Associates Corp. of North America
12/29/00	6.66 (a)	35,000,000	35,000,000
Ford Motor Credit Co.
10/16/00	6.90 (a)	42,300,000	42,355,916
General Motors Acceptance Corp.
10/30/00	6.56 (a)	5,000,000	4,998,667
TOTAL MEDIUM-TERM NOTES			82,354,583
Time Deposits - 4.1%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Firstar Bank NA
10/2/00	6.69%	$ 35,958,000	$ 35,958,000
TOTAL INVESTMENT PORTFOLIO - 100.2%	877,898,934
NET OTHER ASSETS - (0.2)%	(1,821,336)
NET ASSETS - 100%	$ 876,077,598
Total Cost for Income Tax Purposes $ 877,898,934
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2000
Assets
Investment in securities, at value - See accompanying schedule		$ 877,898,934
Cash		732
Interest receivable		3,002,232
Total assets		880,901,898
Liabilities
Distributions payable	$ 4,805,628
Other payables and accrued expenses	18,672
Total liabilities		4,824,300
Net Assets		$ 876,077,598
Net Assets consist of:
Paid in capital		$ 876,077,601
Accumulated net realized gain (loss) on investments		(3)
Net Assets, for 876,077,601 shares outstanding		$ 876,077,598
Net Asset Value, offering price and redemption price per share ($876,077,598 ÷ 876,077,601 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	July 24, 2000 (commencement of operations) to September 30, 2000
Interest Income		$ 10,929,531
Expenses
Custodian fees and expenses	$ 7,341
Audit	12,800
Legal	1,095
Miscellaneous	200
Total expenses		21,436
Net interest income		10,908,095
Net Realized Gain (Loss) on Investments		(3)
Net increase in net assets resulting from operations		$ 10,908,092

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

July 24, 2000 (commencement of operations) to September 30, 2000
Increase (Decrease) in Net Assets
Operations Net interest income	$ 10,908,095
Net realized gain (loss)	(3)
Net increase (decrease) in net assets resulting from operations	10,908,092
Distributions to shareholders from net interest income	(10,908,095)
Share transactions at net asset value of $1.00 per share: Proceeds from sales of shares	885,077,601
Cost of shares redeemed	(9,000,000)
Net increase (decrease) in net assets and shares resulting from share transactions	876,077,601
Total increase (decrease) in net assets	876,077,598
Net Assets
Beginning of period	-
End of period	$ 876,077,598

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

July 24, 2000 (commencement of operations) to September 30, 2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000
Income from Investment Operations Net interest income	.013
Less Distributions
From net interest income	(.013)
Net asset value, end of period	$ 1.000
Total Return B	1.25%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 876,078
Ratio of expenses to average net assets	.0133% A
Ratio of net interest income to average net assets	6.79% A

A Annualized

B Total returns for periods of less than one year are not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2000

1. Significant Accounting Policies.

Fidelity Money Market Central Fund (the fund) is a fund of Fidelity Garrison Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

Interest Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net interest income.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR, receives a monthly management fee from FMR. This fee is based on the management fee FMR receives from the investing funds, and a percentage of the average net assets invested by the investing funds in the fund.

Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC does not receive any fees for its transfer agency services. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. Pursuant to its management contract with the fund, FIMM pays the fees associated with the fund's accounting functions.

3. Beneficial Interest.

At the end of the period, all of the outstanding shares of the fund were held by mutual funds managed by FMR or an FMR affiliate.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity Money Market Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Money Market Central Fund, (the Fund), a series of Fidelity Garrison Street Trust (the Trust), including the portfolio of investments, as of September 30, 2000, and the related statement of operations, changes in net assets, and financial highlights for the period July 24, 2000 (commencement of operations) to September 30, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Money Market Central Fund as of September 30, 2000, and the results of its operations, the changes in its net assets, and its financial highlights for the period July 24, 2000 (commencement of operations) to September 30, 2000, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 2, 2000

Annual Report